Janus Henderson Overseas Portfolio Average Annual Total Returns - Institutional Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI All Country World ex-USA IndexSM (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	32.39%	7.91%	8.41%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	28.87%	9.44%	9.24%